Document and Entity Information	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	EATON CORPORATION plc
Entity Incorporation, State or Country Code	L2
Entity File Number	000-54863
Entity Tax Identification Number	98-1059235
Entity Address, Address Line One	Eaton House, 30 Pembroke Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
City Area Code	353
Local Phone Number	1637 2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001551182
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
Entity Information, Former Legal or Registered Name	Not applicable